PUBLIC OFFERING (Details Narrative) - FUTURETECH II ACQUISITION CORP [Member] - $ / shares		12 Months Ended
	Feb. 18, 2022	Dec. 31, 2024	Jun. 30, 2025
Common Class A [Member]
Warrant exercise price		$ 11.50	$ 18.00
IPO [Member]
Stock issued during period for sale	11,500,000
Sale of share price	$ 10.00
IPO [Member] | Underwriters Over-Allotment Option Exercised [Member]
Stock issued during period for sale		11,500,000
Sale of share price		$ 10.00
IPO [Member] | Common Class A [Member]
Warrant exercise price	$ 11.50